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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04058

Registrant Name: The Korea Fund, Inc.

Address of Principal Executive Offices: 4 Embarcadero Center, 30th Floor, San Francisco, CA 94111

Name and Address of Agent for Service: Brian S. Shlissel – 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code: 212-739-3369

Date of Fiscal Year End: June 30, 2008

Date of Reporting Period: September 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Korea Fund, Inc. Schedule of Investments
September 30, 2007 (unaudited)

Shares		Value*

COMMON STOCK—99.1%
	Airlines—1.2%
210,406	Korean Air Lines Co., Ltd. (b)	$14,179,198

	Auto Components—2.9%
588,193	Hankook Tire Co., Ltd.	12,016,676
216,756	Hyundai Mobis	22,941,836
		34,958,512

	Capital Markets—2.0%
358,649	Korea Investment Holdings Co., Ltd. (b)	23,454,587

	Chemicals—1.1%
129,609	LG Chem Ltd. (b)	13,571,327

	Commercial Banks—3.0%
429,770	Kookmin Bank	35,447,325

	Commercial Services & Supplies—1.6%
310,109	S1 Corp.	18,589,434

	Construction & Engineering—7.0%
265,628	GS Engineering & Construction Corp.	45,911,988
239,800	Hyundai Development Co.	22,303,289
155,077	Hyundai Engineering & Construction Co., Ltd. (a)(b)	14,740,762
		82,956,039

	Consumer Finance—6.0%
336,716	Samsung Card Co., Ltd. (a)	20,787,209
775,094	Shinhan Financial Group Co., Ltd.	50,197,388
		70,984,597

	Diversified Consumer Services—1.7%
66,807	MegaStudy Co., Ltd.	20,304,905

	Diversified Industrials—5.6%
413,260	LG Corp. (b)	28,358,167
516,264	Samsung Corp. (b)	37,787,374
		66,145,541

	Electrical Equipment—1.5%
382,130	LG Philips LCD Co., Ltd. (a)(b)	18,209,580

	Electronic Equipment & Instruments—1.4%
636,950	SE Co., Ltd. (a)(c)	0
271,463	SFA Engineering Corp. (b)	16,074,338
		16,074,338

	Food & Staples Retailing—3.2%
54,749	Shinsegae Co., Ltd.	37,997,030

The Korea Fund, Inc. Schedule of Investments
September 30, 2007 (unaudited) (continued)

Shares		Value*

	Hotels, Restaurants & Leisure—1.4%
166,306	Hana Tour Service, Inc.	$16,670,763

	Insurance—5.4%
650,220	Korean Reinsurance Co. (b)	9,186,719
257,742	Samsung Fire & Marine Insurance Co., Ltd.	55,325,688
		64,512,407

	Internet Software & Services—5.2%
552,013	LG Dacom Corp. (b)	16,686,502
194,064	NHN Corp. (a)	44,685,638
		61,372,140

	Machinery—1.0%
109,189	Doosan Heavy Industries and Construction Co., Ltd.	11,478,033

	Media—2.1%
52,938	Cheil Communications, Inc.	15,669,020
1,171,880	ON*Media Corp. (a)	9,065,843
		24,734,863

	Metals & Mining—10.6%
298,105	Dongkuk Steel Mill Co., Ltd.	15,654,216
152,495	POSCO	110,351,663
		126,005,879

	Pharmaceuticals—1.1%
63,255	Yuhan Corp. (b)	13,426,992

	Retail—0.9%
93,278	Hyundai Department Store Co., Ltd.	11,178,101

	Road & Rail—1.8%
164,755	Korea Express Co., Ltd. (a)	21,698,780

	Semi-conductors—10.9%
155,061	Samsung Electronics Co., Ltd. (e)	97,027,634
434,770	Samsung Techwin Co., Ltd.	32,962,141
		129,989,775

	Shipbuilding—15.7%
940,000	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	59,126,844
185,677	Hyundai Heavy Industries Co., Ltd.	85,407,219
788,000	Samsung Heavy Industries Co., Ltd.	41,632,978
		186,167,041

	Tobacco—2.4%
359,626	KT&G Corp.	28,058,414

	Wireless Telecommunications Services—2.4%
122,458	SK Telecom Co., Ltd. (b)	28,202,209

	Total Common Stock (cost—$509,685,251)	1,176,367,810

The Korea Fund, Inc. Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount
(000)		Value*

CONVERTIBLE BONDS—0.0%
	Consumer Staples—0.0%
WON 2,161	Haitai Confectionery Loan Certificates, zero coupon, 11/28/09 (a)(d)
	(cost—$0)	$0

Shares
SHORT-TERM INVESTMENT—5.7%
	Collateral Invested for Securities on Loan (g)—5.7%
67,809,418	BNY Institutional Cash Reserves Fund, 5.438% (cost—$67,809,418)	67,809,418

	Total Investments (cost—$577,494,669) (f)—104.8%	1,244,177,228

	Liabilities in excess of other assets—(4.8)%	(56,719,527)

	Net Assets—100.0%	$1,187,457,701

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

The prices of certain equity securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. With respect to Korean equity securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of Korean equity securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for Korean equity securities may differ from the value realized from the sale of those securities.

(a)

Non-income producing.

(b)

All or portion of security on loan. Aggregate market value of loaned securities is $64,776,419; cash collateral of $67,809,418 was received with which the Fund purchased short-term investments.

(c)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the Fund’s liquidity. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted Security	Acquisition Date	Cost	Value	% of Net Assets
SE Co., Ltd.	12/22/00	$1,616,637	$0	0%

(d) Company in restructuring process, principal only subject to repayment.

(e) At September 30, 2007, 8.17% of the Fund’s net assets were invested in Samsung Electronics Co., Ltd.

(f) Fair-valued security—Securities with an aggregate value of $1,155,580,601, representing 97.32% of net assets, were fair-valued utilizing modeling tools provided by a third-party vendor.

(g) Security purchased with the cash proceeds from securities on loan.

Glossary:

WON—Korean Won

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.
By:	/s/ Robert Goldstein
Robert Goldstein President and Chief Executive Officer

Date: November 26, 2007

By:	/s/ Brian S. Shlissel
Brian S. Shlissel Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Robert Goldstein
Robert Goldstein President and Chief Executive Officer

Date: November 26, 2007

By:	/s/ Brian S. Shlissel
Brian S. Shlissel Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2007